UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NorthRoad Capital Management LLC
Address: 295 Madison Avenue, 27th Floor, New York, NY 10017
Form 13F File Number: 028-10409

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Chief Compliance Officer and Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
August 10, 2012

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: $239,906 (thousands)

                                                      FORM 13F INFORMATION TABLE

                                                VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE      SHARED NONE
------------------------------ ----- --------- -------- -------- --- ---- ------- ----- -------- -------- --------
3M Company                     COM   88579Y101     1049    11703 SH       SOLE            11070               633
ABB Ltd - Spon ADR             ADR   000375204     3732   228675 SH       SOLE           226530              2145
AXA Sponsored ADR              ADR   054536107     3568   268265 SH       SOLE           264645              3620
Accenture PLC                  ADR   G1151C101     1001    16653 SH       SOLE            15724               929
Akzo Sponsored Adr             ADR   010199305     5094   325080 SH       SOLE           322170              2910
Allianz SE ADR                 ADR   018805101     4060   404379 SH       SOLE           400679              3700
BHP Billition LTD - Spon ADR   ADR   088606108     5396    82628 SH       SOLE            81387              1241
Banco Santander SA-Spon ADR    ADR   05964H105     3371   513867 SH       SOLE           506625              7242
Becton, Dickinson              COM   075887109      808    10812 SH       SOLE            10219               593
CRH PLC                        ADR   12626K203     5948   309164 SH       SOLE           304384              4780
Canon Inc. ADR                 ADR   138006309     7044   176377 SH       SOLE           173774              2603
Carrefour SA - Sponsored ADR   ADR   144430204     2208   600407 SH       SOLE           595627              4780
Cisco Systems, Inc.            COM   17275R102      776    45205 SH       SOLE            42770              2435
Diageo ADR                     ADR   25243Q205     9534    92502 SH       SOLE            90946              1556
Eni S.p.A. - Sponsored ADR     ADR   26874R108     7094   166846 SH       SOLE           164640              2206
Ericsson (LM) Tel-SP ADR       ADR   294821608     5091   557593 SH       SOLE           548960              8633
France Telecom SA - Spons ADR  ADR   35177Q105     4688   357615 SH       SOLE           353685              3930
Givaudan SA - Unsponsored ADR  ADR   37636P108     8135   414189 SH       SOLE           408654              5535
GlaxoSmithkline ADR            ADR   37733W105     8439   185177 SH       SOLE           182381              2796
HSBC Holdings                  ADR   404280406     6773   153486 SH       SOLE           151270              2216
Imperial Tobacco Group PLC - A ADR   453142101     5535    71873 SH       SOLE            70662              1211
Infosys Technologies           COM   456788108     4134    91752 SH       SOLE            90812               940
International Business Machine COM   459200101     1055     5393 SH       SOLE             5087               306
JP Morgan Chase & Co.          COM   46625H100      544    15214 SH       SOLE            14409               805
Jacobs Engineering Group, Inc. COM   469814107      661    17466 SH       SOLE            16501               965
Johnson & Johnson              COM   478160104      948    14025 SH       SOLE            13179               846
KAO Corp Sponsored ADR         ADR   485537302     7239   263263 SH       SOLE           259413              3850
Lowe's Companies               COM   548661107      651    22889 SH       SOLE            21609              1280
Microsoft Corp                 COM   594918104      901    29444 SH       SOLE            27766              1678
Mitsubishi UFJ Financial Group ADR   606822104     6197  1304663 SH       SOLE          1284528             20135
NTT Docomo Inc                 ADR   62942M201     4881   293140 SH       SOLE           290490              2650
Nestle SA Spons ADR            ADR   641069406     8829   147774 SH       SOLE           145507              2267
Northern Tr Corp               COM   665859104      704    15304 SH       SOLE            14449               855
Novartis Ag ADR                ADR   66987V109    10428   186545 SH       SOLE           184023              2522
Pepsico                        COM   713448108     1061    15009 SH       SOLE            14176               833
Petroleo Brasileiro SA Petrobr ADR   71654V408     4436   236346 SH       SOLE           232796              3550
Pfizer, Inc.                   COM   717081103     1061    46127 SH       SOLE            43352              2775
Proctor & Gamble               COM   742718109      962    15704 SH       SOLE            14841               863
Reed Elsevier PLC - Spon ADR   ADR   758205207     4628   144489 SH       SOLE           143099              1390
Roche Holdings Ltd - Spons ADR ADR   771195104     8266   191290 SH       SOLE           188300              2990
Royal Dutch Shell PLC-ADR      ADR   780259206     8475   125684 SH       SOLE           123791              1893
SAP AG - SPONS ADR             ADR   803054204     6138   103405 SH       SOLE           102425               980
SECOM CO. LTD - Unsponsored AD ADR   813113206     5088   445467 SH       SOLE           441542              3925
Sanofi-ADR                     ADR   80105N105     8657   229134 SH       SOLE           225840              3294
Schlumberger Ltd               COM   806857108      757    11658 SH       SOLE            11021               637
Schneider Electric SA - ADR    ADR   80687P106     5274   475152 SH       SOLE           470867              4285
Syngenta ADR                   ADR   87160A100     6794    99267 SH       SOLE            98317               950
Target Corporation             COM   87612E106      956    16423 SH       SOLE            15518               905
Tesco PLC Sponsored ADR        ADR   881575302     6364   436191 SH       SOLE           432051              4140
Teva Pharmaceutical ADR        ADR   881624209     4140   104966 SH       SOLE           104011               955
Total SA - Sponsored ADR       ADR   89151E109     6492   144419 SH       SOLE           142278              2141
Unilever Plc-Sponsored ADR     ADR   904767704     8687   257542 SH       SOLE           253453              4089
WPP plc - Sponsored ADR        ADR   92933H101     5158    84760 SH       SOLE            83965               795